DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2012
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]

NOTE 27           -           CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series B 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series B Preferred Derivatives”), the Series C 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series C Preferred Derivatives”), the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”) and the Series E Convertible Preferred Stock Derivatives (the “Series E Preferred Derivatives”, and together with the Series B Preferred Derivatives, the Series C Preferred Derivatives and the Series D Preferred Derivatives, the “Preferred Derivatives”) include provisions entitling the holders of these Preferred Derivatives to convert shares of the Preferred Derivatives into shares of Common Stock. The Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Preferred Derivatives is equal to the value of such Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Preferred Derivatives during the years ended March 31, 2012 and March 31, 2011, are summarized as follows:

	Fiscal 2012	Fiscal 2011
Series B Derivatives
Number of Derivative Shares Converted	99	—
Number of Common Shares issued pursuant to conversion	660,001	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$72,600	—
Change in value of preferred share derivative liability recorded at time of conversion	$(39,600)	—
Par value of Common Shares issued	$660	—
Additional paid in capital recorded as a result of the conversions	$71,940	—

Series C Preferred Derivatives
Number of Derivative Shares Converted	2,752	—
Number of Common Shares issued pursuant to conversion	18,346,673	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$1,712,667	—
Change in value of preferred share derivative liability recorded at time of conversion	$(518,387)	—
Par value of Common Shares issued	$18,347	—
Additional paid in capital recorded as a result of the conversions	$1,694,321	—

Series D Preferred Derivatives
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$4,946,372	1,639,618
Par value of Common Shares issued	$58,043	70,649
Additional paid in capital recorded as a result of the conversions	$9,415,672	4,394,935

Series E Preferred Derivatives
Number of Derivative Shares Converted	1,563
Number of Common Shares issued pursuant to conversion	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	$1,166,521
Par value of Common Shares issued	$63,444
Additional paid in capital recorded as a result of the conversions	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$17,164,180	$4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$5,554,906	$1,639,618
Par value of Common Shares issued	$140,493	$70,649
Additional paid in capital recorded as a result of the conversions	$17,023,687	$4,394,935